NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Revenues	$ 3,535	$ 2,115	$ 1,855
Net income (loss) attributable to partnership	125	487	301
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	3,177	1,724	1,389
Attributable to non-controlling interest, Net Income (loss)	443	41	90
Attributable to non-controlling interest, Other Comprehensive Income (loss)	146	67	(83)
Net income (loss) attributable to partnership	(7)	163	203
Attributable to unitholders, Other Comprehensive Income (loss)	(210)	126	56
U.K. regulated distribution
Disclosure of subsidiaries [line items]
Revenues	385	347	339
Attributable to non-controlling interest, Net Income (loss)	21	12	21
Attributable to non-controlling interest, Other Comprehensive Income (loss)	29	(14)	25
Net income (loss) attributable to partnership	114	79	122
Attributable to unitholders, Other Comprehensive Income (loss)	118	(55)	101
Australian regulated terminal
Disclosure of subsidiaries [line items]
Revenues	301	299	330
Attributable to non-controlling interest, Net Income (loss)	15	15	15
Attributable to non-controlling interest, Other Comprehensive Income (loss)	3	(5)	(4)
Net income (loss) attributable to partnership	35	46	68
Attributable to unitholders, Other Comprehensive Income (loss)	7	(12)	(9)
Colombian regulated distribution
Disclosure of subsidiaries [line items]
Revenues	161	150	152
Attributable to non-controlling interest, Net Income (loss)	12	10	13
Attributable to non-controlling interest, Other Comprehensive Income (loss)	38	45	(26)
Net income (loss) attributable to partnership	2	2	16
Attributable to unitholders, Other Comprehensive Income (loss)	7	10	(9)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	938
Attributable to non-controlling interest, Net Income (loss)	349
Attributable to non-controlling interest, Other Comprehensive Income (loss)	(160)
Net income (loss) attributable to partnership	146
Attributable to unitholders, Other Comprehensive Income (loss)	(72)
U.K. port operation
Disclosure of subsidiaries [line items]
Revenues	180	178	220
Attributable to non-controlling interest, Net Income (loss)	8	11	7
Attributable to non-controlling interest, Other Comprehensive Income (loss)	21	(37)	13
Net income (loss) attributable to partnership	22	20	22
Attributable to unitholders, Other Comprehensive Income (loss)	29	(52)	18
Australian port operation
Disclosure of subsidiaries [line items]
Revenues	501	182
Attributable to non-controlling interest, Net Income (loss)	(7)	(18)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	28	(24)
Net income (loss) attributable to partnership	(3)	(7)
Attributable to unitholders, Other Comprehensive Income (loss)	9	(8)
Chilean toll roads
Disclosure of subsidiaries [line items]
Revenues	154	127	113
Attributable to non-controlling interest, Net Income (loss)	0	(9)	(7)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	7	7	(20)
Net income (loss) attributable to partnership	0	(10)	(15)
Attributable to unitholders, Other Comprehensive Income (loss)	8	8	(21)
Brazilian toll roads
Disclosure of subsidiaries [line items]
Revenues		0
Attributable to non-controlling interest, Net Income (loss)		6
Attributable to non-controlling interest, Other Comprehensive Income (loss)		38
Net income (loss) attributable to partnership		5
Attributable to unitholders, Other Comprehensive Income (loss)		25
Peruvian toll roads
Disclosure of subsidiaries [line items]
Revenues	103	97
Attributable to non-controlling interest, Net Income (loss)	12	(8)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	22	(7)
Net income (loss) attributable to partnership	2	(2)
Attributable to unitholders, Other Comprehensive Income (loss)	5	(1)
Indian toll roads
Disclosure of subsidiaries [line items]
Revenues	57	39
Attributable to non-controlling interest, Net Income (loss)	(2)	(3)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	4	1
Net income (loss) attributable to partnership	(1)	(3)
Attributable to unitholders, Other Comprehensive Income (loss)	3	0
North American gas storage operation
Disclosure of subsidiaries [line items]
Revenues	149	100	20
Attributable to non-controlling interest, Net Income (loss)	30	1	(8)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	74	0	5
Net income (loss) attributable to partnership	18	1	(12)
Attributable to unitholders, Other Comprehensive Income (loss)	47	0	1
Canadian district energy operation
Disclosure of subsidiaries [line items]
Revenues	95	79	80
Attributable to non-controlling interest, Net Income (loss)	(2)	(1)	0
Attributable to non-controlling interest, Other Comprehensive Income (loss)	39	31	6
Net income (loss) attributable to partnership	0	1	0
Attributable to unitholders, Other Comprehensive Income (loss)	13	11	2
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues	131	111	114
Attributable to non-controlling interest, Net Income (loss)	10	(6)	(6)
Attributable to non-controlling interest, Other Comprehensive Income (loss)	40	31	8
Net income (loss) attributable to partnership	7	0	(3)
Attributable to unitholders, Other Comprehensive Income (loss)	26	20	5
Holding LP and other
Disclosure of subsidiaries [line items]
Revenues	22	15	21
Attributable to non-controlling interest, Net Income (loss)	(3)	31	55
Attributable to non-controlling interest, Other Comprehensive Income (loss)	1	1	(90)
Net income (loss) attributable to partnership	(349)	31	5
Attributable to unitholders, Other Comprehensive Income (loss)	$ (410)	$ 180	$ (32)